10. EMPLOYEE EQUITY INCENTIVE PLAN (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Number of Options, Outstanding	14,106,763	15,448,056
Remaining Life in Years, Outstanding	8 years 9 months 7 days	2 years 5 months 9 days
Number of Options, Exercisable	13,379,930	15,448,056
Option 10
Exercise Price per Share, Outstanding	$ 0.86	$ 0.9
Number of Options, Outstanding	5,204,165	1,860,413
Remaining Life in Years, Outstanding	9 years 2 months 19 days	8 years 11 months 12 days
Number of Options, Exercisable	5,204,165	1,860,413
Option 1
Exercise Price per Share, Outstanding	$ 0.1	$ 0.1
Number of Options, Outstanding	1,056,786	1,500,000
Remaining Life in Years, Outstanding	6 years 8 months 5 days	7 years 5 months 5 days
Number of Options, Exercisable	806,786	1,000,000
Option 2
Exercise Price per Share, Outstanding	$ 0.5	$ 0.5
Number of Options, Outstanding	689,631	628,220
Remaining Life in Years, Outstanding	7 years 11 months 26 days	8 years 29 days
Number of Options, Exercisable	689,631	628,220
Option 3
Exercise Price per Share, Outstanding	$ 0.51	$ 0.51
Number of Options, Outstanding	1,891,779	2,166,781
Remaining Life in Years, Outstanding	9 years 7 days	9 years 9 months 3 days
Number of Options, Exercisable	1,891,779	1,456,769
Option 4
Exercise Price per Share, Outstanding	$ 0.6	$ 0.6
Number of Options, Outstanding	105,000	105,000
Remaining Life in Years, Outstanding	7 years 6 months 10 days	8 years 3 months 8 days
Number of Options, Exercisable	105,000	105,000
Option 5
Exercise Price per Share, Outstanding	$ 0.77	$ 0.77
Number of Options, Outstanding	758,331	1,600,000
Remaining Life in Years, Outstanding	9 years 2 months 12 days	9 years 11 months 12 days
Number of Options, Exercisable	683,331	99,999
Option 6
Exercise Price per Share, Outstanding	$ 0.8	$ 0.8
Number of Options, Outstanding	145,000	145,000
Remaining Life in Years, Outstanding	8 years 3 months 19 days	9 years 15 days
Number of Options, Exercisable	145,000	145,000
Option 7
Exercise Price per Share, Outstanding	$ 0.81	$ 0.83
Number of Options, Outstanding	5,000	100,000
Remaining Life in Years, Outstanding	9 years 5 months 12 days	9 years 18 days
Number of Options, Exercisable	5,000
Option 8
Exercise Price per Share, Outstanding	$ 0.82	$ 0.86
Number of Options, Outstanding	37,500	5,400,000
Remaining Life in Years, Outstanding	9 years 5 months 16 days	9 years 11 months 19 days
Number of Options, Exercisable	37,500	1,312,499
Option 9
Exercise Price per Share, Outstanding	$ 0.85	$ 0.89
Number of Options, Outstanding	150,000	100,000
Remaining Life in Years, Outstanding	9 years 5 months 1 day	9 years 11 months 23 days
Number of Options, Exercisable	75,000
Option 19
Exercise Price per Share, Outstanding	$ 1.07
Number of Options, Outstanding	168,326
Remaining Life in Years, Outstanding	9 years 3 months 11 days
Number of Options, Exercisable	164,993
Option 11
Exercise Price per Share, Outstanding	$ 0.87	$ 1
Number of Options, Outstanding	125,000	837,494
Remaining Life in Years, Outstanding	9 years 5 months 23 days	8 years 11 months 19 days
Number of Options, Exercisable	125,000	237,494
Option 12
Exercise Price per Share, Outstanding	$ 0.89	$ 1.05
Number of Options, Outstanding	577,500	381,250
Remaining Life in Years, Outstanding	9 years 3 months 11 days	9 years 2 months 19 days
Number of Options, Exercisable	285,000	373,436
Option 13
Exercise Price per Share, Outstanding	$ 0.9
Number of Options, Outstanding	1,745,413
Remaining Life in Years, Outstanding	8 years 2 months 12 days
Number of Options, Exercisable	1,745,413
Option 14
Exercise Price per Share, Outstanding	$ 0.95
Number of Options, Outstanding	125,000
Remaining Life in Years, Outstanding	9 years 4 months 17 days
Number of Options, Exercisable	125,000
Option 15
Exercise Price per Share, Outstanding	$ 0.98
Number of Options, Outstanding	24,000
Remaining Life in Years, Outstanding	9 years 3 months 26 days
Number of Options, Exercisable	8,000
Option 16
Exercise Price per Share, Outstanding	$ 1
Number of Options, Outstanding	837,494
Remaining Life in Years, Outstanding	8 years 2 months 19 days
Number of Options, Exercisable	837,494
Option 17
Exercise Price per Share, Outstanding	$ 1.05
Number of Options, Outstanding	430,838
Remaining Life in Years, Outstanding	8 years 7 months 28 days
Number of Options, Exercisable	415,838
Option 18
Exercise Price per Share, Outstanding	$ 1.06
Number of Options, Outstanding	30,000
Remaining Life in Years, Outstanding	9 years 4 months 6 days
Number of Options, Exercisable	30,000
Stock Options
Number of Options, Outstanding		14,824,158
Remaining Life in Years, Outstanding		9 years 4 months 13 days
Number of Options, Exercisable		7,218,830